Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Cash Flows Provided From (Used By) Operating Activities
Net income	$ (891,347)	$ 177,497	$ 262,752	$ 77,940
Net (loss) from discontinued operations	(301,280)
Net (loss) income from continuing operations	(590,067)	177,497
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	527,835	525,538	697,017	594,011
Stock options and shares issued for compensation	287,701
(Increase) decrease in assets:
Trade receivables, net	7,038,408	(3,889,869)	(3,555,934)	(7,765,220)
Inventories	11,550	(132,286)	(120,644)	3,440
Deferred tax assets	203,202	240,420	305,246	179,646
Other assets	157,206	(134,914)	324,906	(862,462)
Increase (decrease) in current liabilities:
Trade payables	(123,435)	(2,888,913)	(769,094)	3,737,665
Net cash used in operating activities	7,512,400	(6,102,527)	(2,855,751)	(4,034,980)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(82,532)	(196,349)	(32,063)	(84,471)
Cash acquired in acquisition			65,288
Investment in subsidiary			(110,392)
Development of intangible assets	(517,746)	(567,074)	(747,580)	(706,496)
Net cash used in investing activities	(600,278)	(763,423)	(824,747)	(790,967)
CASH FLOWS FROM FINANCING
Wholesale loan facility, net	(4,725,867)	4,398,267	3,906,061	7,751,988
Capital Reserve	(1,920,403)	2,458,640	2,360,184
Shareholder loans, net		(114,352)	(169,595)
Net cash provided by financing activities	(6,646,270)	6,742,555	6,096,650	7,751,988
Net cash provided by (used in) continuing operations	265,852	(123,395)	2,416,152	2,926,041
Cash flows from discontinued operations
Net cash (used in) operating activities from discontinued operations	(177,618)
Net cash provided by investing activities from discontinued operations	181,079
Net cash provided by financing activities from discontinued operations
Net cash provided by discontinued operations	3,461
Effect of exchange rate changes on cash and cash equivalents	71,730	141,743	(827,350)	(163,975)
Net increase in cash and cash equivalents	341,043	18,348	1,588,802	2,762,066
Cash and cash equivalents at the beginning of the period - from continuing operations	7,140,539	5,617,025	5,617,025	2,854,959
Cash and cash equivalents at the beginning of the period - from discontinued operations	65,288
Cash and cash equivalents at the end of the period	7,546,870		7,140,539	5,617,025
Cash paid during the year for:
Income tax payments
Interest payments	1,268,668	1,410,596	1,905,471	1,711,920
Assets acquired in merger transaction			323,425
Supplemental schedule of non-cash financing activities:
Issuance of stock options	115,492	417,925
Restricted Stock or Unit Expense	$ 344,674